SPDR® Index Shares Funds

Supplement dated January 24, 2024 to the

Statement of Additional Information (“SAI”) dated January 31, 2023,

as may be supplemented from time to time

Effective immediately, the following replaces the first paragraph in the “GENERAL DESCRIPTION OF THE TRUST” section in the SAI:

The Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust was organized as a Massachusetts business trust on February 14, 2002, and consists of multiple investment series (each, a “Fund” and collectively, the “Funds”). The table below provides the establishment date for each Fund.

Fund Name	Establishment Date

SPDR Dow Jones Global Real Estate ETF	March 5, 2008

SPDR Dow Jones International Real Estate ETF	August 23, 2006

SPDR EURO STOXX 50 ETF	August 19, 2002

SPDR MSCI ACWI Climate Paris Aligned ETF	September 23, 2014

SPDR MSCI ACWI ex-US ETF	August 23, 2006

SPDR MSCI EAFE Fossil Fuel Reserves Free ETF	November 12, 2015

SPDR MSCI EAFE StrategicFactors ETF	February 26, 2014

SPDR MSCI Emerging Markets Fossil Fuel Reserves Free ETF	November 12, 2015

SPDR MSCI Emerging Markets StrategicFactors ETF	February 26, 2014

SPDR MSCI World StrategicFactors ETF	February 26, 2014

SPDR Portfolio Developed World ex-US ETF	August 23, 2006

SPDR Portfolio Emerging Markets ETF	August 23, 2006

SPDR Portfolio Europe ETF	August 19, 2002

SPDR Portfolio MSCI Global Stock Market ETF	November 18, 2011

SPDR S&P China ETF	August 23, 2006

SPDR S&P Emerging Markets Dividend ETF	November 18, 2010

SPDR S&P Emerging Markets Small Cap ETF	March 8, 2008

SPDR S&P Global Dividend ETF	February 20, 2013

SPDR S&P Global Infrastructure ETF	August 23, 2006

SPDR S&P Global Natural Resources ETF	May 25, 2010

SPDR S&P International Dividend ETF	November 28, 2007

SPDR S&P International Small Cap ETF	August 23, 2006

SPDR S&P Emerging Asia Pacific ETF	August 23, 2006

SPDR S&P North American Natural Resources ETF	September 25, 2015

The offering of each Fund’s shares (“Shares”) is registered under the Securities Act of 1933, as amended (the “Securities Act”). The investment objective of each Fund is to provide investment results that, before fees and expenses, correspond generally to the total return, or the price and yield performance, of a specified market index (each an “Index” and together the “Indexes”). SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”) serves as the investment adviser for each Fund, as further described herein.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

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